Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Revenue	$ 240,095	$ 208,354	$ 468,420	$ 405,884
Adjusted EBITDA	422	(3,563)	5,385	(7,294)
Share-based compensation expense	(3,501)	(3,453)	(6,370)	(7,045)
Restructuring costs	(735)	(1,393)	(1,071)	(2,225)
Strategic review of Greater China business	(817)	(1,378)	(947)	(1,378)
Closure of production facility				846
Non-controlling interests	(53)	(35)	(176)	(136)
EBITDA	(4,684)	(9,822)	(3,179)	(17,232)
Finance income and (expenses), net	(13,394)	(31,916)	(14,298)	(22,505)
Depreciation and amortization	(12,627)	(12,294)	(25,481)	(23,475)
Loss before tax	(30,705)	(54,032)	(42,958)	(63,212)
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	143,067	118,193	279,863	225,858
North America
Disclosure Of Operating Segments [Line Items]
Revenue	66,919	63,185	129,109	123,071
Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	30,109	26,976	59,448	56,955
Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	143,607	118,648	281,099	227,002
Adjusted EBITDA	24,994	24,261	56,562	39,797
Share-based compensation expense	(611)	(515)	(1,149)	(983)
Restructuring costs	(6)	(471)	32	(471)
Closure of production facility				846
EBITDA	24,377	23,275	55,445	39,189
Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	66,919	63,185	129,109	123,071
Adjusted EBITDA	735	(2,369)	1,394	(1,240)
Share-based compensation expense	(336)	(328)	(601)	(686)
Restructuring costs		(585)	(106)	(1,253)
EBITDA	399	(3,282)	687	(3,179)
Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	30,109	26,976	59,448	56,955
Adjusted EBITDA	(1,463)	(636)	(2,230)	982
Share-based compensation expense	(189)	(334)	(643)	(723)
Restructuring costs		(42)		(42)
Strategic review of Greater China business	(817)	(1,378)	(947)	(1,378)
Non-controlling interests	(53)	(35)	(176)	(136)
EBITDA	(2,522)	(2,425)	(3,996)	(1,297)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(23,844)	(24,819)	(50,341)	(46,833)
Share-based compensation expense	(2,365)	(2,276)	(3,977)	(4,653)
Restructuring costs	(729)	(295)	(997)	(459)
EBITDA	(26,938)	(27,390)	(55,315)	(51,945)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(540)	(455)	(1,236)	(1,144)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	240,095	208,354	468,420	405,884
Revenue from External Customers | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	143,067	118,193	279,863	225,858
Revenue from External Customers | Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	66,919	63,185	129,109	123,071
Revenue from External Customers | Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	30,109	26,976	59,448	56,955
Intersegment Revenue | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	540	455	1,236	1,144
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (540)	$ (455)	$ (1,236)	$ (1,144)